Description of Business	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Description of Business

1. Description of Business

L-3 Communications Holdings, Inc. derives all of its operating income and cash flows from its wholly-owned subsidiary, L-3 Communications Corporation (L-3 Communications). L-3 Communications Holdings, Inc. (L-3 Holdings and, together with its subsidiaries, referred to herein as L-3 or the Company) is a prime contractor in aerospace systems and national security solutions. L-3 is also a leading provider of a broad range of communication and electronic systems and products used on military and commercial platforms. The Company’s customers include the United States (U.S.) Department of Defense (DoD) and its prime contractors, U.S. Government intelligence agencies, the U.S. Department of Homeland Security (DHS), U.S. Department of State (DoS), allied international governments, and domestic and international commercial customers.

In the first quarter of 2014, the Company completed a realignment of its segments to better align its organizational structure with customer priorities and increase operational efficiencies. As a result of the realignment, L-3’s structure consists of four segments: (1) Aerospace Systems, (2) Electronic Systems, (3) Communication Systems, and (4) National Security Solutions (NSS). The audited consolidated financial statements have been recast for this segment structure. Aerospace Systems delivers integrated solutions for the global ISR (Intelligence, Surveillance and Reconnaissance) market and provides modernization, upgrade, sustainment, and maintenance and logistics support for a wide variety of aircraft and ground systems. Electronic Systems provides a broad range of components, products, subsystems, systems, and related services for military and commercial customers in several niche markets across several business areas. These business areas include precision engagement & training, sensor systems, marine & power systems, marine systems international, aviation products, warrior systems, security & detection and space & propulsion. Communication Systems delivers products and services for the global communications market, specializing in strategic and tactical airborne, space, ground and sea-based communication systems. NSS provides cybersecurity solutions, high-performance computing, enterprise information technology (IT) services, analytics and intelligence analysis to the DoD, U.S. Government intelligence agencies, federal civilian agencies and allied international governments. Financial information with respect to each of our segments is included in Note 22 to our audited consolidated financial statements.